Bank borrowings (Details Narrative)	Sep. 03, 2026 USD ($)	Sep. 03, 2026 SGD ($)	Jul. 03, 2026	Jun. 30, 2026	Dec. 31, 2025 SGD ($)	Dec. 31, 2024
Subsequent Event [Member]
Short-Term Debt [Line Items]
Long term loan term			24 years
Proceeds from sale property	$ 310,000	$ 392,000
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Mortgage loan					$ 420,000
Long term loan term					27 years
Annual variable interest rate				1.45%		3.75%